UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

gss data services, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of filing): February 5, 2024

Commission File Number of securitizer: 025-01584

Central Index Key Number of securitizer: 0001600200

Lisa Cohen (619) 684-7222
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial periosd pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

_______________________________

1 GSS Data Services, LLC, solely in its capacity as administrator, is filing this Form ABS-15G in respect of the asset-backed securities as to which each of the following trusts was a securitizer during the reporting period: National Collegiate Trust 1997 S1, National Collegiate Trust 1999-CP1, National Collegiate Trust 2000-CP1, National Collegiate Trust 2001-CP1, National Collegiate Trust 2002-CP1, National Collegiate Trust 2003-CP1, National Collegiate Trust 2004-CP1, National Collegiate Trust 2005-GATE, National Collegiate Trust 2006-A, National Collegiate Trust 2007-A, National Collegiate Master Student Loan Trust I, National Collegiate Student Loan Trust 2003-1, National Collegiate Student Loan Trust 2004-1, National Collegiate Student Loan Trust 2004-2, National Collegiate Student Loan Trust 2005-1, National Collegiate Student Loan Trust 2005-2, National Collegiate Student Loan Trust 2005-3, National Collegiate Student Loan Trust 2006-1, National Collegiate Student Loan Trust 2006-2, National Collegiate Student Loan Trust 2006-3, National Collegiate Student Loan Trust 2006-4, National Collegiate Student Loan Trust 2007-1, National Collegiate Student Loan Trust 2007-2, National Collegiate Student Loan Trust 2007-3, National Collegiate Student Loan Trust 2007-4.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(2)

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

 _______________________________

2 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GSS DATA SERVICES, LLC

Date: February 5, 2024	/s/ Andrea Lenox
Name: Andrea Lenox
Title: Vice President